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                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110

                                 April 12, 2005


Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Diversified Investors Strategic Variable Funds
                  Registration Statement on Form N-3
                  (File Nos. 33-08543 and 811-07717)
                  ---------------------------------

Ladies and Gentlemen:

        On behalf of our client, Diversified Investors Strategic Variable Funds, a separate account established by Transamerica Financial Life Insurance Company under New York Insurance Law (the "Registrant"), we enclose for filing Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-3 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 19 to the Registrant's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment").

        The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. We will be contacting the Registrant's Examiner to request acceleration of the effectiveness of this filing.

        Please call the undersigned at (617) 951-8567 with any comments or questions relating to the Amendment.

                                                     Sincerely,

                                                     /s/ Paul B. Raymond

                                                     Paul B. Raymond


cc:      Robert F. Colby, Esq.
         Roger P. Joseph, Esq.